Note 16 - Contingencies	12 Months Ended
Oct. 31, 2017
Notes to Financial Statements
Commitments and Contingencies Disclosure [Text Block]
(16)	Contingencies

On
May 31, 2016,
G. Thomas Hazelton, Jr. was terminated by Applied Optical Systems, Inc., a wholly owned subsidiary of OCC (“
AOS”) for Cause as defined both in his employment agreement dated
October 31, 2009 (
the “Employment Agreement”) and also in the Stock Purchase Agreement dated
October 31, 2009 (
“SPA”) by and among OCC, as buyer, and G. Thomas Hazelton, Jr. (“Hazelton”) and Daniel Roehrs (“Roehrs”), as sellers.

OCC acquired AOS from Hazelton and Roehrs pursuant to the terms of the SPA. In addition to its claims under the Employment Agreement, OCC also has asserted claims of indemnification against Hazelton under the SPA related to alleged unlawful actions by Hazelton and Roehrs.

As a result, OCC ha
d
not
paid Hazelton any severance compensation and did
not
pay Hazelton any of the minimum earn out amount (a maximum amount of
$470,665
payable on
January 31, 2017
under the terms of the SPA) that otherwise would have been owed to Hazelton, but for Hazelton’s termination for Cause and OCC’s indemnification claims under the SPA. The Company began accruing this minimum earn out amount immediately following the acquisition in
October 2009.

As a result of this dispute, OCC and AOS filed suit against Hazelton on
September 9, 2016
in state court in Roanoke City, Virginia.
  Hazelton filed suit against OCC and AOS on
September 7, 2016
in state court in Collin County, Texas (collectively the “Hazelton Litigation”).

In
May 2017,
a settlement agreement was reached in the Hazelton Litigation, with the Company
’s obligations being less than the amount previously accrued for the minimum earn out amount under the SPA. As a result, the lawsuits filed in the Commonwealth of Virginia and the state of Texas in fiscal year
2016
were dismissed with prejudice.

Additionally, OCC, AOS, and Centric Solutions LLC, a wholly owned subsidiary of OCC (“Centric Solutions”) filed suit against Roehrs, William DiBella (“DiBella”) (a former employee of Centric Solutions), and Rosenberger CDS, LLC and Rosenberger North America (together, “Rosenberger”) on
September 20, 2016
in state court in Roanoke County, Virginia, in connection with related alleged unlawful actions by Roehrs, DiBella and Rosenberger.
On
February 10, 2017,
the judge in state court in Roanoke County, Virginia ruled that the Virginia court lacked personal jurisdiction over Rosenberger and dismissed the claims against Rosenberger without prejudice.

In
May 2017,
the Company reached a settlement with DiBella, with
no
monetary impact for the Company. As a result, the Company
’s claims against DiBella were dismissed with prejudice in the lawsuit filed in the Commonwealth of Virginia.

The Company
’s claims against Roehrs are still pending.

From time to time, the Company is involved in other various claims, legal actions and regulatory reviews arising in the ordinary course of business. In the opinion of management, the ultimate disposition of these matters will not
have a material adverse effect on the Company
’s financial position, results of operations or liquidity.